Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 671.5	$ 662.5	$ 523.3
Accumulated Amortization	282.6	232.4	198.5
Indefinite lived intangibles assets	10.5	10.4	10.6
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	424.6	420.8	292.2
Accumulated Amortization	148.0	118.6	97.8
Patents and acquired technology
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	173.3	169.6	169.5
Accumulated Amortization	109.1	90.6	79.2
Trademarks
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	54.3	53.1	42.3
Accumulated Amortization	16.7	14.6	12.8
Other
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	8.8	8.6	8.7
Accumulated Amortization	$ 8.8	$ 8.6	$ 8.7